SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Operations by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 12,267	$ 11,770
Property and equipment, net	1,804	1,371
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,586	1,791
Property and equipment, net	0	0
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,912	3,037
Property and equipment, net	0	0
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37	21
Property and equipment, net	0	0
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,820	5,856
Property and equipment, net	47	89
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	757	746
Property and equipment, net	1,757	1,282
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	155	319
Property and equipment, net	$ 0	$ 0